RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

Related party balances consisted of the following:

	As of March 31, 2024	As of December 31, 2023
Convertible debt to Westside Advisors LLC	$125,000	$125,000
Debt discount	(182)	(4,334)
Convertible debt, net of debt discount	$124,818	$120,666

The Company issued a convertible promissory note to Westside Advisors LLC. Mark Jensen is the CEO of American Resources Corporation (“ARC”) and the CEO of Westside Advisors LLC. Westside Advisors LLC and SAS Partners LLC agree to waive all accrued interest for the above-noted convertible promissory notes and extend both notes until January 5th, 2025 for the issuance of a total of 2,000,000 warrants with a three-year expiration date and an exercise price of $0.10 per share.  Such warrants will be distributable to the following grantees and warrant quantity. Mark Jensen, Westside Advisors, LLC, and Steve Segal, SAS Partners, LLC, distributed the below warrants to these grantees as the respective grantee owners were all instrumental in executing the two agreements discussed below between ARC and the Company.

White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants

White River Ventures LLC is an Indiana based company controlled by Thomas Sauve. Thomas Sauve is the President of ARC.

Midwest General Investment Company LLC is an Indiana based company controlled by Mark Jensen. Mark Jensen is the CEO of ARC.

Liberty Hill Capital Management LLC is an Indiana based company controlled by Kirk Taylor. Kirk Taylor is the CFO of ARC.

Homewood Holdings LLC is an Indiana based company controlled by Mark LaVerghetta. Mark LaVerghetta is the current Chairman on the Board of Directors for the Company.

SAS Partners LLC is a Wyoming based company controlled by Steve Segal. None of the Officers or Directors are affiliated with the Company.

Westside Advisors LLC is an Indiana based company controlled by Thomas Sauve and Mark Jensen. Thomas Sauve is the President of ARC and Mark Jensen is the CEO of ARC.

The Company executed two agreements with ARC in exchange for 5,233,332 and 4,000,000 Class A shares respectively of Novusterra Inc. The Company received the rights to the sublicensed Patent Technology which ARC owned. As part of the agreements, the founder and major shareholder of the Company, Andrew Weeraratne, transferred 2,500,000 founder shares that he owned since September 24, 2020 to Westside Advisors LLC of which Mark Jensen is the CEO.

At March 31, 2024, the Company did not have any accounts receivable due from a related party and there were no related party revenues for the three months period ended March 31, 2024. At December 31, 2023, the Company had $27,000 of accounts receivable due from a related party, ARC. The balance due to the Company relates to consulting services provided to ARC. The $27,000 of consulting services revenue is recorded in the statement of operations as revenue for the year ended December 31, 2023. There were no related party revenues for the three months period ended March 31, 2023.

9. RELATED PARTY TRANSACTIONS

Related party balances consisted of the following:

	As of December 31, 2023	As of December 31, 2022
Convertible debt to Westside Advisors LLC	$125,000	$125,000
Debt discount	(4,334)	(20,985)
Convertible debt, net of debt discount	$120,666	$104,015

The Company issued a convertible promissory note to Westside Advisors LLC. Mark Jensen is the CEO of American Resources Corporation (“ARC”) and the CEO of Westside Advisors LLC. Westside Advisors LLC and SAS Partners LLC agree to waive all accrued interest for the above-noted convertible promissory notes and extend both notes until January 5th, 2025 for the issuance of a total of 2,000,000 warrants with a three-year expiration date and an exercise price of $0.10 per share.  Such warrants will be distributable to the following grantees and warrant quantity. Mark Jensen, Westside Advisors, LLC, and Steve Segal, SAS Partners, LLC, distributed the below warrants to these grantees as the respective grantee owners were all instrumental in executing the two agreements discussed below between ARC and the Company.

White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants

White River Ventures LLC is an Indiana based company controlled by Thomas Sauve. Thomas Sauve is the President of ARC.

Midwest General Investment Company LLC is an Indiana based company controlled by Mark Jensen. Mark Jensen is the CEO of ARC.

Liberty Hill Capital Management LLC is an Indiana based company controlled by Kirk Taylor. Kirk Taylor is the CFO of ARC.

Homewood Holdings LLC is an Indiana based company controlled by Mark LaVerghetta. Mark LaVerghetta is the current Chairman on the Board of Directors for the Company.

SAS Partners LLC is a Wyoming based company controlled by Steve Segal. None of the Officers or Directors are affiliated with the Company.

Westside Advisors LLC is an Indiana based company controlled by Thomas Sauve and Mark Jensen.  Thomas Sauve is the President of ARC and Mark Jensen is the CEO of ARC.

The Company executed two agreements with ARC in exchange for 5,233,332 and 4,000,000 Class A shares respectively of Novusterra Inc. The Company received the rights to the sublicensed Patent Technology which ARC owned. As part of the agreements, the founder and major shareholder of the Company, Andrew Weeraratne, transferred 2,500,000 founder shares that he owned since September 24, 2020 to Westside Advisors LLC of which Mark Jensen is the CEO.

At December 31, 2023, the Company had $27,000 of accounts receivable due from a related party, ARC. The balance due to the Company relates to consulting services provided to ARC. The $27,000 of consulting services revenue is recorded in the statement of operations as revenue for the year ended December 31, 2023. As of December 31, 2022, there were no accounts receivable due from a related party and there were no revenues earned for the year ended December 31, 2022. No interest income is charged on these items.